The breakdown of "Bonds and other securities" is as follows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Bonds issued	R$ 12,952,068	R$ 9,399,276	R$ 8,715,382
Bonds 01 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2017
[custom:MaturityBonds]	2020
[custom:CurrencyBonds]	BRL
[custom:InterestRatePYBonds]	4.4%
Bonds issued	R$ 117,150	14,469	929,042
Bonds 02 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2018
[custom:MaturityBonds]	2020
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	Until 3.5%
Bonds issued	R$ 771,300	853,929	37,476
Bonds 03 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2018
[custom:MaturityBonds]	2020
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	Over 3.5%
Bonds issued			35,438
Bonds 04 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2019
[custom:MaturityBonds]	2020
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds issued			3,556,724
Bonds 05 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2017
[custom:MaturityBonds]	2025
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	4.4%
Bonds issued			63,181
Bonds 06 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2018
[custom:MaturityBonds]	2025
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds issued	R$ 225,533	1,625,192	664,996
Bonds 07 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2017
[custom:MaturityBonds]	2024
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	2.4% to 10%
Bonds issued	R$ 75,716	1,720,187	1,260,099
Bonds 08 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2018
[custom:MaturityBonds]	2024
[custom:InterestRatePYBonds]	6.6% to 6.7%
Bonds issued			1,427,601
Bonds 09 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2018
[custom:MaturityBonds]	2025
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	Until 9%
Bonds issued		1,279,506	727,118
Bonds 10 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2019
[custom:MaturityBonds]	2025
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds issued	R$ 632,831	170,257
Bonds 11 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2019
[custom:MaturityBonds]	2026
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	4.4%
Bonds issued	R$ 455,666	16,923
Bonds 12 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2019
[custom:MaturityBonds]	2027
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds issued	R$ 46,655	121,926
Bonds 13 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:MaturityBonds]	2022
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	4.4%
Bonds issued		22,888
Bonds 14 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:MaturityBonds]	2023
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds issued	R$ 2,005,534	223,435
Bonds 9 [Member]
IfrsStatementLineItems [Line Items]
Bonds issued	R$ 306,253	3,252,482
Bonds 16 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:MaturityBonds]	2021
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4%
Bonds issued	R$ 205,624		R$ 13,707
Bonds 15 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2019
[custom:MaturityBonds]	2027
[custom:InterestRatePYBonds]	CDI+6.4%
Bonds issued	R$ 41,749	R$ 98,082
Bonds 17 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:MaturityBonds]	2021
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	CDI+1.9%
Bonds issued	R$ 181,116
Bonds 18 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:MaturityBonds]	2022
[custom:CurrencyBonds]	USD
Bonds issued	R$ 408,824
Bonds 19 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:MaturityBonds]	2022
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4%
Bonds issued	R$ 157,370
Bonds 20 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:MaturityBonds]	2025
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	CDI+1.9%
Bonds issued	R$ 5,316
Bonds 22 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	CDI+1.9%
Bonds issued	R$ 593,036
Bonds 24 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2022
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	CDI+1.9%
Bonds issued	R$ 210,639
Bonds 21 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2020
[custom:MaturityBonds]	2023
[custom:InterestRatePYBonds]	0% to 8%
Bonds issued	R$ 246,192
Bonds 25 [Member]
IfrsStatementLineItems [Line Items]
[custom:MaturityBonds]	2022
[custom:CurrencyBonds]	USD
Bonds issued	R$ 30,126
Bonds 23 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2024
Bonds issued	R$ 3,890,578
Bonds 28 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2023
[custom:CurrencyBonds]	USD
Bonds issued	R$ 2,217,811
Bonds 29 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2023
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	Until 9%
Bonds 26 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2022
[custom:InterestRatePYBonds]	0% a 4.4%
Bonds issued	R$ 101,029
Bonds 30 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2023
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	CDI+1.9%
Bonds 31 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2024
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	CDI + 2.65%
Bonds 27 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2022
Bonds issued	R$ 26,018
Bonds 33 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2026
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	CDI+1.9%
Bonds 35 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2027
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds 32 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2025
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds 36 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2028
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds 37 [Member]
IfrsStatementLineItems [Line Items]
[custom:MaturityBonds]	2028
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds 34 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2026
[custom:InterestRatePYBonds]	CDI + 2.65%
Bonds 39 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% to 4.4%
Bonds 40 [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	Until 9%
Bonds 41 [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	CDI+6.4%
Bonds 43 [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrencyBonds]	USD
[custom:InterestRatePYBonds]	0% a 4.4%
Bonds 38 [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceBonds]	2021
[custom:MaturityBonds]	2031
[custom:InterestRatePYBonds]	CDI + 2.65%
Bonds 44 [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrencyBonds]	USD
Bonds 45 [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrencyBonds]	USD
Bonds 46 [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrencyBonds]	USD
Bonds 47 [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrencyBonds]	USD